MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 1,061,124
Ending mining interests	998,835	$ 1,061,124
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	832,820
Impairment	(78,128)
Ending mining interests	786,316	832,820
Depletable properties [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	1,280,644	1,415,490
Additions	71,675	115,925
Transfer to assets held-for-sale		(279,399)
Change in decommissioning liabilities	(5,534)	(2,252)
Disposal of royalty portfolio		(1,721)
Transfer from non-depletable properties	30,344	32,601
Ending mining interests	1,377,129	1,280,644
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(447,824)	(609,841)
Depletion and amortization	(64,861)	(75,913)
Reversal of impairment		8,203
Transfer to assets held-for-sale		235,448
Impairment	(78,128)	(5,721)
Ending mining interests	(590,813)	(447,824)
Depletable properties [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	211,658
Ending mining interests	227,942	211,658
Depletable properties [Member] | Mexico - San Dimas [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	315,129	286,196
Additions	26,602	30,733
Transfer to assets held-for-sale		0
Change in decommissioning liabilities	(2,685)	(1,800)
Disposal of royalty portfolio		0
Transfer from non-depletable properties	26,426	0
Ending mining interests	365,472	315,129
Depletable properties [Member] | Mexico - San Dimas [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(103,471)	(72,671)
Depletion and amortization	(34,059)	(30,800)
Reversal of impairment		0
Transfer to assets held-for-sale		0
Impairment	0	0
Ending mining interests	(137,530)	(103,471)
Depletable properties [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	110,094
Ending mining interests	123,123	110,094
Depletable properties [Member] | Mexico - Santa Elena [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	151,396	125,921
Additions	29,014	23,957
Transfer to assets held-for-sale		0
Change in decommissioning liabilities	816	1,518
Disposal of royalty portfolio		0
Transfer from non-depletable properties	1,897	0
Ending mining interests	183,123	151,396
Depletable properties [Member] | Mexico - Santa Elena [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(41,302)	(28,650)
Depletion and amortization	(18,698)	(12,652)
Reversal of impairment		0
Transfer to assets held-for-sale		0
Impairment	0	0
Ending mining interests	(60,000)	(41,302)
Depletable properties [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	23,496
Ending mining interests	22,181	23,496
Depletable properties [Member] | Mexico - La Encantada [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	124,740	122,735
Additions	2,752	2,507
Transfer to assets held-for-sale		0
Change in decommissioning liabilities	(634)	(879)
Disposal of royalty portfolio		(1,721)
Transfer from non-depletable properties	2,021	2,098
Ending mining interests	128,879	124,740
Depletable properties [Member] | Mexico - La Encantada [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(101,244)	(96,908)
Depletion and amortization	(5,454)	(4,336)
Reversal of impairment		0
Transfer to assets held-for-sale		0
Impairment	0	0
Ending mining interests	(106,698)	(101,244)
Depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	425,158
Ending mining interests	350,504	425,158
Depletable properties [Member] | Jerritt Canyon [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	476,541	386,069
Additions	13,307	58,728
Transfer to assets held-for-sale		0
Change in decommissioning liabilities	(3,183)	1,241
Disposal of royalty portfolio		0
Transfer from non-depletable properties	0	30,503
Ending mining interests	486,665	476,541
Depletable properties [Member] | Jerritt Canyon [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(51,383)	(23,258)
Depletion and amortization	(6,650)	(28,125)
Reversal of impairment		0
Transfer to assets held-for-sale		0
Impairment	(78,128)	0
Ending mining interests	(136,161)	(51,383)
Depletable properties [Member] | Non Producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	62,414
Ending mining interests	62,566	62,414
Depletable properties [Member] | Non Producing Properties [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	212,838	494,569
Additions	0	0
Transfer to assets held-for-sale		(279,399)
Change in decommissioning liabilities	152	(2,332)
Disposal of royalty portfolio		0
Transfer from non-depletable properties	0	0
Ending mining interests	212,990	212,838
Depletable properties [Member] | Non Producing Properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(150,424)	(388,354)
Depletion and amortization	0	0
Reversal of impairment		8,203
Transfer to assets held-for-sale		235,448
Impairment	0	(5,721)
Ending mining interests	$ (150,424)	$ (150,424)